SEGMENT INFORMATION - Schedule of Reconciliation of Total of Segments Adjusted EBITDA to Consolidated Loss Before Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Segment Reporting Information [Line Items]
Merger and other costs	$ 29,847	$ 0	$ 31,095	$ 0
Interest expense, net	1,009	0	1,377	0	$ 91
Consolidated loss before income taxes	(12,885)	(289)	(5,959)	(2,466)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total Segments Adjusted EBITDA	21,177	775	33,668	1,301
Depreciation and amortization	(2,667)	(1,064)	(5,531)	(3,227)
Stock-based compensation	(411)		(1,474)
Merger and other costs	(29,847)		(31,095)
Expansion costs	(128)		(128)
Interest expense, net	(1,009)		(1,399)	(540)
Consolidated loss before income taxes	$ (12,885)	$ (289)	$ (5,959)	$ (2,466)